INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES

NOTE L - INCOME TAXES

The components of income tax expense are as follows:

	Years Ended December 31,
	2011	2010
Current:
Federal	$255,955	$832,607
State	47,199	107,196
Deferred (benefit)	163,746	(84,605)
	$466,900	$855,198

The Company's income tax expense differs from the amounts computed by applying the federal income tax statutory rates to income before income taxes. A reconciliation of the differences is as follows:

	Years Ended December 31,
	2011		2010
	Amount	%	Amount	%

Income taxes at statutory rate	$1,135,035	34%	$1,157,340	34%
Tax-exempt income	(559,078)	(17)%	(492,985)	(15)%
Nondeductible expenses	92,339	3%	127,413	4%
State income tax, net of federal tax effect	52,788	2%	69,140	2%
Tax credits	(12,325)	-	-	-
Other, net	(241,859)	(8)%	(5,710)	-
	$466,900	14%	$855,198	25%

The components of deferred income taxes included in the consolidated financial statements were as follows:

	December 31,
	2011	2010
Deferred tax assets:
Allowance for loan losses	$1,330,959	$1,331,481
Unrealized loss on available-for-sale securities	-	295,315
Net operating loss carryover	729,798	807,535
Other	603,039	448,375
	2,663,796	2,882,706
Deferred tax liabilities:
Securities	(97,744)	(113,808)
Premises and equipment	(927,939)	(700,625)
Unrealized gain on available-for-sale securities	(281,889)	-
Core deposit intangible	(114,072)	(148,631)
Goodwill	(63,460)	-
	(1,485,104)	(963,064)
Net deferred tax asset, included in other assets	$1,178,692	$1,919,642

With the acquisition of Wiggins in 2006, the Company assumed a federal tax net operating loss carryover. This net operating loss is available to the Company through the year 2026.

The Company adopted the provisions of the ASC Topic 740, Income Taxes, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As a result of the implementation of ASC Topic 740, the Company did not identify any uncertain tax positions that it believes should be recognized in the financial statements. The tax years still subject to examination by taxing authorities are years subsequent to 2006.